Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 30, 2012
Selected Quarterly Financial Information [Abstract]
Selected Quarterly Financial Data (unaudited)
Selected Quarterly Financial Data (unaudited)
Selected unaudited quarterly financial data for the years 2012 and 2011 are summarized below:

	2012				2011
(Dollars in Millions Except Per Share Data)	First Quarter (1)	Second Quarter (2)	Third Quarter (3)	Fourth Quarter (4)	First Quarter (5)	Second Quarter (6)	Third Quarter (7)	Fourth Quarter (8)
Segment sales to customers
Consumer	$3,595	3,619	3,581	3,652	3,682	3,793	3,740	3,668
Pharmaceutical	6,133	6,291	6,402	6,525	6,059	6,233	5,982	6,094
Med Devices & Diagnostics	6,411	6,565	7,069	7,381	6,432	6,571	6,283	6,493
Total sales	16,139	16,475	17,052	17,558	16,173	16,597	16,005	16,255
Gross profit	11,224	11,332	11,455	11,555	11,395	11,425	10,933	10,917
Earnings before provision for taxes on income	5,045	2,035	3,595	3,100	4,510	3,422	4,111	318
Net earnings attributable to Johnson & Johnson	3,910	1,408	2,968	2,567	3,476	2,776	3,202	218
Basic net earnings per share attributable to Johnson & Johnson	$1.43	0.51	1.08	0.93	1.27	1.01	1.17	0.08
Diluted net earnings per share attributable to Johnson & Johnson	$1.41	0.50	1.05	0.91	1.25	1.00	1.15	0.08

(1)	The first quarter of 2012 includes an after-tax gain of $106 million from currency and costs associated with the acquisition of Synthes, Inc.

(2)
The second quarter of 2012 includes after-tax charges of $717 million for asset write-downs, $611 million from net litigation, $564 million associated with the acquisition of Synthes, Inc. and $344 million from impairment of in-process research and development.

(3)
The third quarter of 2012 includes after-tax charges of $135 million associated with the acquisition of Synthes, Inc., $340 million from impairment of in-process research and development, $70 million associated with litigation, including product liability, and $24 million associated with the DePuy ASR™ Hip program.

(4)
The fourth quarter of 2012 includes after-tax charges of $371 million from net litigation, including product liability, $306 million associated with the acquisition of Synthes, Inc., $73 million associated with the DePuy ASR™ Hip program and $59 million from impairment of in-process research and development.

(5)	The first quarter of 2011 includes an after-tax charge of $271 million from net litigation, including product liability, and the DePuy ASR™ Hip program.

(6)
The second quarter of 2011 includes after-tax charges of $549 million for restructuring, $325 million from litigation, including product liability, and the DePuy ASR™ Hip program, partially offset by a $102 million after-tax gain associated with an adjustment to the value of the currency option related to the acquisition of Synthes, Inc.

(7)	The third quarter of 2011 includes a $241 million after-tax charge associated with an adjustment to the value of the currency option and deal costs related to the acquisition of Synthes, Inc.

(8)
The fourth quarter of 2011 includes after-tax charges of $2,239 million from net litigation, including product liability, $336 million for the cost associated with the DePuy ASR™ Hip program and $338 million associated with an adjustment to the value of the currency option and deal costs related to the acquisition of Synthes, Inc.